SUBSEQUENT EVENTS	15 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

On July 1, 2011, the Company filed an amendment to its Amended Certificate of Incorporation with the Secretary of State of New Jersey increasing its authorized shares of common stock to 6 billion shares.

On July 28, 2011, the Company announced that it entered into a letter of intent (LOI) to acquire Energy Innovative Products, Inc. (EIP), a developer of proprietary technologies for reducing energy usage in refrigeration and cooling systems, as well as equipment utilizing AC induction motors. EIP, based in Fairfield, NJ, uses patented and patent pending solutions to offer a series of products that control voltage and current used by compressor systems, including those in refrigeration decks, HVAC wall units, commercial refrigeration systems, and consumer equipment. The company, founded in 2008, believes its technology is uniquely positioned to capitalize on each of these multi-billion dollar market opportunities by allowing legacy systems to achieve Energy Star status as well as compliance with emerging standards by the United States Department of Energy (DOE) and other regulatory bodies. In the United States alone, there are several million legacy refrigerated vending machines used by major beverage companies. The Company, subject to further due diligence, believes that EIP’s solution is the only one certified for Energy Star status and able to deliver a significant reduction in power consumption by vending machines without reducing efficiency or cooling and without requiring a change-out in the unit’s refrigeration deck. Governmental and power company rebates are available to support the purchase of EIP’s products in several states. The terms of the deal include the issuance of common shares and warrants for an 81% stake in EIP. The transaction is expected to become a Definitive Agreement by the end of 2011 and close no later than January 31, 2011.

On August 12, 2011, the Company issued a $25,000 Convertible Note with a 6 month maturity convertible into 3,676,471 shares of common stock of the Company at a price of $.0068 per share plus a 5 year warrant to purchase at $.0068 per share an additional 3,676,471 shares of common stock of the Company pursuant to Rule 506 Regulation D of the Securities Act of 1933,as amended, in a Private Placement to one accredited investor. The Convertible Note pays interest at a rate of 1% per month. The Company is using $12,500 of the proceeds to fund a loan to EIP prior to the closing of an expected 81% interest in EIP and $12,500 as additional working capital for the Company.

On August 24, 2011 the Company issued 10,000,000 shares of its common stock to one Accredited Investor in a private placement pursuant to Rule 506 of Regulation D of the Securities Act of 1933, as amended, in a Private Placement. The Company received gross proceeds of $40,000 and paid a $4,000 placement fee to Eagle Advisers, Inc. The proceeds will be used as working capital by the Company.

On August 25, 2011, the Board of Directors awarded Messrs Ronald A. Durando, CEO, Gustave T. Dotoli, COO and Martin Smiley, EVP, 395,000,000, 295,000,000 and 295,000,000 restricted shares of common stock of the Company and awarded Messrs. Abraham Biderman and Victor Lawrence, as Directors 40,000,000 and 10 million restricted shares of common stock of the Company. In addition, previous 5 year option awards issued on September 18, 2008 to Messrs. Durando, Dotoli and Smiley were re-priced to $.0040 per share from $.05 per share covering 50,000,000 shares, 30,000,000 shares and 18,000,000 shares of common stock of the Company respectively. Additionally, the Board amended the conversion feature of officers loans discussed in Note 9, originally with a conversion price of $.0075 in April 2009, to a conversion price of $.0040.

On September 13, 2011, the Company entered into a second Forbearance Agreements with John Fife restructuring the investment. Under the terms of the Forbearance Agreement the agreed principal amount of the Convertible Note outstanding was $328,000 and the two additional promissory notes were cancelled. As of September 30, 2011, $47,200 of the outstanding balance has been converted into 10,000,000 shares of common stock leaving a remaining outstanding balance of $280,800. Based upon the price of the Company’s common stock price of $.0047 on September 30, 2011, the holder could convert into approximately 59,744,681 shares of the Company’s common stock.

The Convertible Note which originally scheduled to mature March 4, 2011was extended until June 30, 2012 pursuant to the Forbearance Agreement dated as of September 13, 2011. Increases in the principal amount of the convertible note are also be convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion.

On September 13, 2011, the Company issued a second Convertible Note to John Fife in a Private Placement pursuant to Section 4(2) of the Securities Act of 1933. The initial principal amount of the first funded tranche of the Convertible Note was $357,500 and the Company received cash proceeds of $300,000. A second tranche of the Convertible Note in the amount of $200,000 cash is funded upon the filing by the Company of a Registration Statement on Form S-1 with the Securities and Exchange Commission providing for the registration of 185,400,000 shares of common stock that may be converted into from time to time by the holder of the Convertible Note. The instrument is convertible into the Company’s common stock at 75% of the volume weight average price of the stock based upon the average of the three lowest trading days in the 20 day trading period immediately preceding such conversion. Absent an effective Registration Statement, the holder of the Convertible Note may not sell any common stock prior to 6 months from the date of funding of each of the respective tranches of such instrument under Rule 144 of the Securities Act of 1933.

From October 1, through November 4, 2011, the Company issued 59,700,000 shares of its common stock in connection with the conversion of $238,800 of the convertible debt arrangements and accrued interest thereon.

On July 28, 2011, the Company announced that it entered into a letter of intent (LOI) to acquire Energy Innovative Products, Inc. (EIP), a developer of proprietary technologies for reducing energy usage in refrigeration and cooling systems, as well as equipment utilizing AC induction motors. EIP, based in Fairfield, NJ, uses patented and patent pending solutions to offer a series of products that control voltage and current used by compressor systems, including those in refrigeration decks, HVAC wall units, commercial refrigeration systems, and consumer equipment. The Company has revised its estimate date to execute the terms of the deal include the issuance of common shares and warrants for an 81% stake in EIP. The transaction is expected to become a Definitive Agreement by the end of January 15, 2012 and close by February 1, 2012.